CASH FLOW STATEMENT - DKK DKK in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of cash flows [abstract]
Net profit for the year	DKK 38,130	DKK 37,925	DKK 34,860
Reversal of non-cash items:
Income taxes in the Income statement	10,550	9,873	8,623
Depreciation, amortisation and impairment losses	3,182	3,193	2,959
Non-recurring income from the partial divestment of NNIT A/S included in Other operating income	0	0	(2,526)
Other non-cash items	2,027	3,882	5,908
Change in working capital	(3,634)	(3,708)	(2,157)
Interest received	101	114	55
Interest paid	(87)	(66)	(61)
Income taxes paid	(9,101)	(2,899)	(9,374)
Net cash generated from operating activities	41,168	48,314	38,287
Proceeds from the partial divestment of NNIT A/S	0	0	2,303
Purchase of intangible assets	(1,022)	(1,199)	(1,182)
Proceeds from sale of property, plant and equipment	9	7	15
Purchase of property, plant and equipment	(7,626)	(7,068)	(5,224)
Proceeds from sale of other financial assets	73	23	32
Purchase of other financial assets	(40)	(112)	(9)
Sale of marketable securities	2,009	2,064	1,500
Purchase of marketable securities	0	(531)	(3,533)
Dividend received from associated company	26	26	0
Net cash used in investing activities	(6,571)	(6,790)	(6,098)
Purchase of treasury shares, net	(16,845)	(15,057)	(17,196)
Dividends paid	(18,844)	(23,830)	(12,905)
Net cash used in financing activities	(35,689)	(38,887)	(30,101)
Net cash generated from activities	(1,092)	2,637	2,088
Cash and cash equivalents at the beginning of the year	18,461	15,850	13,676
Exchange gains/(losses) on cash and cash equivalents	(211)	(26)	86
Cash and cash equivalents at the end of the year	DKK 17,158	DKK 18,461	DKK 15,850